THOMPSON COBURN LLP
One US Bank Plaza
St. Louis, MO  63101
(314) 552-6295
April 8, 2011

EDGAR  CORRESPONDENCE

Linda B. Stirling, Esq.
U.S. Securities and Exchange Commission
450 5th Street, NW, 5-6
Washington, DC  20549

Re:  Unified Series Trust (SEC File Nos. 811-21237 and 333-100654)

Dear Ms. Stirling:

We are enclosing Post-Effective Amendment No. 177  (“PEA No. 177”) to the registration statement on Form N-1A of Unified Series Trust in respect of its series, the Leeb Focus Fund (the “Focus Fund”) seeking registration of a new series, the Leeb Resources Fund (the “Resources Fund,” together with the Focus Fund the “Funds”).

PEA No. 177 has been marked to show changes from the Focus Fund’s currently effective prospectus and SAI dated March 30, 2011.  Except for the following sections, the Resources Fund’s prospectus and SAI conform to those used by each other series of the Trust.  Pursuant to Release No. IC-13768, we respectfully request that the SEC staff selectively review only those sections that materially differ from the prospectus and SAI on file with the staff, as follows:

Summary and Statutory Prospectus
                 Principal Investment Strategies and Risks
          Risk/Return Summary
         Fees and Expenses of the Fund
         Account Information

SAI
Additional Information About the Fund’s Investments and Risk Considerations
Fundamental Investment Limitations

We look forward to receiving your comments.  Please call me at (314) 552-6295 if you have any questions regarding the new Resources Fund.

Sincerely,

THOMPSON COBURN LLP

By:  /s/ Dee Anne Sjögren